--------------------------------------------------------------------------------
      ARMSTRONG
      ASSOCIATES
      INC.
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------

C.K. Lawson                                                Douglas W. Maclay
President, Treasurer                                       Director
and Director                                               President, Maclay
                                                           Properties Company
Candace L. King
Vice President and                                         R.H. Stewart Mitchell
Secretary                                                  Director
                                                           Private Investor
Eugene P. Frenkel, M.D.
Director                                                   Cruger S. Ragland
Professor of Internal                                      Director
Medicine and Radiology                                     Retired President,
Southwestern Medical                                       Ragland Insurance
School                                                     Agency, Inc.

                                                           Ann D. Reed
                                                           Director
                                                           Private Investor

--------------------------------------------------------------------------------

Custodian
Union Bank of California, N.A.
San Francisco, California

Transfer Agent
Portfolios, Inc.
Dallas, Texas

Auditors
Grant Thornton, LLP
Dallas, Texas

Investment Advisor
Portfolios, Inc.
Dallas, Texas

--------------------------------------------------------------------------------

This report is prepared for the information of the share- holders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

At the end of calendar year 2000, Armstrong had total net assets of $18,928,943 and a per share price of $13.52. A capital gain distribution of $1.19 per share made to shareholders in December 2000 is not reflected in the year end price.

Calendar year 2000 was a memorable year that started on a positive note, from an investment perspective, with virtually no year 2K problems, a relief after so much concern during 1999. In March 2000, however, the ".com" market bubble burst and the NASDAQ Composite Index topped out for the year and began a decline that set the market tone for the rest of the year, continuing into calendar 2001. The sharp and repeated market price corrections that were seen for many internet and technology stocks spread growing uncertainty to other areas of the market. A protracted and controversial Presidential election, interest rate pressures from the Federal Reserve and significant price increases in oil and gas all combined to undercut consumer confidence. The negative impact of these factors on the growth rate of corporate earnings became increasingly evident as the calendar year ended with many leading companies pre-announcing disappointing results, relative to market expectations, adding to market uncertainty and volatility.

On balance, market results for the 2000 calendar year, as represented by leading market indexes, were mixed and generally negative. The large-cap dominated and cap-weighted S&P 500 reported a price decline of -10.14% for the year. The technology heavy NASDAQ Composite Index, also capitalization weighted, declined -39.29% for the year. As a broader reflection of market results, the Value Line Composite Index, which reflects the price changes of approximately 1,700 stocks on an equally-weighted basis, declined -8.72% in price in 2000. Reflecting a portfolio blend of growth and value stocks as well as some diversification in the capitalization size of investments, Armstrong recorded a gain of +5.08% for the year.

The duration of periods of general market correction, such as the one we are currently in, is always unpredictable. While the sharp declines seen in the market have been unsettling and could continue over the near term, the net effect should prove to be constructive for the long term prospects of equity investments. Positives include the elimination of a significant degree of valuation excess in certain market areas, the broadening of investor interest from a narrow focus on technology and related issues and the establishment of a more reasonable market valuation level, giving investors the opportunity to expand their participation in the long term growth prospects of the strongest economy in the world.

Please call or write if you have any questions concerning your Armstrong investment.

Sincerely,

/S/ C. K. Lawson

C. K. Lawson
President

February 13, 2001

------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2000
------------------------------------------------------------------------------------------------
No. of   Industry & issue                                  Cost           Market     % of Assets
shares                                                                    Value
------------------------------------------------------------------------------------------------
         AEROSPACE                             (3.1%)
4,000    Boeing Co.                                     $   236,300    $   264,000           1.4%
4,000    United Technologies                                254,750        314,500           1.7
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         BROADCASTING, MEDIA & Advertising     (8.5%)
12,000   A.H. Belo Corp.                                    171,285        191,880           1.0
5,000    New York Times                                     197,188        200,312           1.1
20,000   Time Warner, Inc.                                  208,193      1,044,800           5.5
4,000    True North Communications                          177,311        170,000           0.9
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         CHEMICAL PRODUCTS & Related           (5.7%)
15,000   Avery Dennison Corp.                               211,200        823,125           4.3
6,000    Praxair, Inc.                                      212,890        266,250           1.4
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         COMMUNICATIONS & Related              (7.6%)
24,000   Corning, Inc.                                      131,044      1,267,500           6.7
8,000    Motorola, Inc.                                     225,500        162,000           0.9
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         COMPUTER, SOFTWARE & Related          (9.6%)
5,000    IBM Corp.                                          249,675        425,000           2.2
48,000   Oracle Systems Corp.                               75,280       1,395,000           7.4
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         CONSUMER PRODUCTS                    (11.0%)
10,000   Black & Decker Corp.                               216,760        392,500           2.1
7,232    The Gillette Co.                                   166,636        261,256           1.4
6,000    Kimberly Clark Corp.                               230,820        424,140           2.2
6,000    Sherwin Williams Paint                             198,150        157,875           0.8
16,000   Wal-Mart Stores                                    196,800        850,000           4.5
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         DIVERSIFIED OPERATIONS                (2.3%)
7,858    Tyco International                                 211,614        436,119           2.3
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         EDUCATIONAL SERVICES                  (1.2%)
6,000    Devry, Inc.                                        132,660        226,500           1.2
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         FINANCIAL                             (2.6%)
4,000    Bank of America                                    240,350        183,500           1.0
5,867    Citigroup, Inc.                                    246,800        299,584           1.6
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         FOOD & BEVERAGES                      (5.2%)
20,000   Pepsico, Inc.                                      116,802        991,250           5.2
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         LEISURE TIME                          (1.1%)
8,000    Royal Caribbean                                    203,564        211,600           1.1
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         MEDICAL & Related                    (19.6%)
30,000   Abbott Laboratories                                182,381      1,453,125           7.7
8,000    Biogen, Inc.                                       158,625        480,500           2.5
20,000   Medtronics, Inc.                                   190,438      1,207,500           6.4
12,284   Pfizer, Inc.                                       170,000        565,064           3.0
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         OFFICE SUPPLIES & EQUIPMENT           (0.6%)
9,000    Staples, Inc.                                      175,875        106,313           0.6
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         RESTAURANTS                           (2.8%)
8,000    Brinker International                              209,661        338,000           1.8
6,000    Tricon Global                                      137,198        198,000           1.0
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         TRANSPORTATION                        (0.7%)
8,000    Ryder Systems, Inc.                                196,960        133,000           0.7
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         WATER TREATMENT/POLLUTION CONTROL     (1.2%)
8,000    Ionics, Inc.                                       186,800        227,000           1.2
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         CASH, SHORT-TERM DEBT AND
           RECEIVABLES
              LESS LIABILITIES                            3,153,426      3,261,750          17.2
------------------------------------------              -----------    -----------    ----------
         Total Net Assets                               $ 9,272,936    $18,928,943         100.0
------------------------------------------              -----------    -----------    ----------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS-- 6 MONTHS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
   Dividends                                                        $    66,410
   Interest                                                              86,758
------------------------------------------------------              -----------
      Total income                                                      153,168
------------------------------------------------------              -----------
Operating expenses:
   Advisory and management fees                            78,834
   Administrative fees                                      8,258
   Custodian fees                                           4,335
   Transfer agent fees                                      4,255
   Registration fees, licenses and other                    1,364
   Legal fees                                               3,138
   Accounting fees                                          7,615
   Director's fees                                          3,305
   Reports and notices to shareholders                      4,961
   Insurance                                                  740       116,805
------------------------------------------------------ ----------   -----------
      Net investment income                                              36,363
------------------------------------------------------              -----------
REALIZED AND UNREALIZED GAINS AND LOSSES
   ON INVESTMENTS
     Realized gains from security transactions
      (excluding short-term obligations)
         Proceeds from sales                                            730,000
         Cost of securities sold                                        199,538
------------------------------------------------------              -----------
         Net realized gains from security transactions                  530,462
------------------------------------------------------              -----------
Unrealized appreciation (depreciation) of investments
   Beginning of period                                               11,392,761
   End of period                                                      9,547,684
------------------------------------------------------              -----------
   Increase/decrease in unrealized appreciation                      (1,845,077)
------------------------------------------------------              -----------
   Net realized and unrealized gain on investments                  $(1,314,615)
------------------------------------------------------              -----------
   Net increase in net assets from operations                       $(1,278,252)
------------------------------------------------------              -----------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS FOR DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
Investment in securities at market value                             $18,820,620
Cash held by custodian                                                    54,540
Prepaid expenses                                                           1,227
Interest receivable                                                       10,032
Dividends receivable                                                       6,080
Receivable for fund shares purchased                                      48,228
Receivable for sale of portfolio                                              --
------------------------------------------------------               -----------
   Total Assets                                                      $18,940,727
------------------------------------------------------               -----------

LIABILITIES:
Accounts payable and accrued expenses                                     11,784
Payable for fund shares redeemed                                              --
Payable for purchase of securities                                            --
------------------------------------------------------               -----------
   Total Liabilities                                                 $    11,784
------------------------------------------------------               -----------

Total net assets-- equivalent to $13.52 per share with
   1,400,345 shares outstanding                                      $18,928,943
------------------------------------------------------               -----------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS-- 6 MONTHS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                           $     36,363
   Net realized gains from security transactions                        530,462
   Decrease in unrealized appreciation of investments                (1,845,077)
-------------------------------------------------------------      ------------
Net increase in net assets resulting from operations               $ (1,278,252)

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends paid from net investment income                                 --
   Distributions from net realized gains                              1,533,071
-------------------------------------------------------------      ------------
                                                                      1,533,071

CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of capital stock                              401,299
   Net asset value of shares issued to shareholders
     in reinvestment of net investment income and
       net realized gains on security transactions                    1,490,497
-------------------------------------------------------------      ------------
                                                                      1,891,796
LESS COST OF SHARES REPURCHASED                                         277,791
-------------------------------------------------------------      ------------
                                                                      1,614,005
   Net increase in net assets                                        (1,197,318)

NET ASSETS:
Beginning of period                                                  20,126,261

End of period                                                      $ 18,928,943